Income Taxes	9 Months Ended
Sep. 30, 2023
Text block [abstract]
Income Taxes
5. Income Taxes
As explained elsewhere in these unaudited interim condensed consolidated financial statements, the Company is a Mexican corporation with numerous consolidated subsidiaries operating in other countries.

i)	Consolidated income tax matters
The composition of income tax expense for the nine-month period ended September 30, 2023 and 2022 is as follows:

	2023		2022
Current period income tax	Ps.	36,182,909	Ps.	39,557,635
Deferred income tax		(7,070,405)		(3,900,303)

Total Income tax	Ps.	29,112,504	Ps.	35,657,332

Income tax attributable to the discontinued operations:
Income tax of foreign discontinued operations. See Note 2 b)	Ps.	—	Ps.	—

Deferred tax related to items recognized in OCI during the nine-month period ended September 30, 2023 and 2022 is as follows:

	2023		2022
Equity investments at fair value	Ps.	3,714,808	Ps.	7,400,822

Deferred tax benefit recognized in OCI	Ps.	3,714,808	Ps.	7,400,822

In addition, deferred tax of Ps. 2,315,646 and Ps. 16,498,136 was transferred in the first nine months of 2023 and 2022, respectively, from revaluation surplus to retained earnings. This relates to the difference between the actual depreciation and equivalent depreciation based on cost.
Income Tax — Our income tax expense for the first nine months of 2023 was Ps. 29,112,504, as compared with Ps. 35,657,332 for the first nine months of 2022 (without taking into account income tax of discontinued operations - ClaroVTR and Claro Panama disposal).

a)
Decrease in the Effective Rate — The decrease in the effective rate of income taxes (32.07% in the first nine months of 2023, compared to 35.75% in the first nine months of 2022), with respect to the legal rate of 30.0% was mainly due to the inflationary tax effects, and tax benefits in several entities.

b)	For year-end of December 31, 2023, the estimated effective rate will be 33.00%.